CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 36,046,113	$ 42,522,861	$ 3,450,873
Other financial assets	11,161,398	13,436,393	4,683,508
Trade receivables	88,784,172	73,546,633	59,236,377
Other receivables	11,153,705	4,770,672	1,981,829
Income and minimum presumed income taxes recoverable	990,881	112,220	1,263,795
Inventories	61,037,551	29,338,548	27,322,003
Biological assets	2,315,838	965,728	270,579
Total current assets	211,489,658	164,693,055	98,208,964
NON-CURRENT ASSETS
Other financial assets	1,097,462	322,703	376,413
Trade receivables	135,739
Other receivables	2,543,142	1,703,573	1,560,310
Income and minimum presumed income taxes recoverable	12,589	6,029	1,184
Deferred tax assets	3,278,370	2,693,195	3,743,709
Investments in joint ventures and associates	30,657,173	24,652,792	25,321,028
Property, plant and equipment	47,954,596	41,515,106	43,834,548
Intangible assets	67,342,362	35,333,464	39,616,426
Goodwill	28,751,206	25,526,855	29,804,715
Right of use asset	1,327,660	1,114,597
Total non-current assets	183,100,299	132,868,314	144,258,333
Total assets	394,589,957	297,561,369	242,467,297
CURRENT LIABILITIES
Trade and other payables	72,091,408	57,289,862	40,578,494
Borrowings	76,785,857	63,721,735	66,477,209
Employee benefits and social security	4,680,078	4,510,592	5,357,218
Deferred revenue and advances from customers	6,277,313	2,865,437	1,074,463
Income tax payable	7,452,891	1,556,715	142,028
Government grants		1,270	2,110
Consideration for acquisition			2,826,611
Lease liabilities	750,308	665,098
Total current liabilities	168,037,855	130,610,709	116,458,133
NON-CURRENT LIABILITIES
Borrowings	47,988,468	41,226,610	37,079,521
Employee benefits and social security		534,038
Government grants	784	2,335	8,098
Joint ventures and associates	1,278,250	1,548,829	1,970,903
Deferred tax liabilities	25,699,495	16,858,125	21,101,871
Provisions	449,847	417,396	439,740
Consideration for acquisition	11,790,533	452,654	452,654
Private warrants		1,686,643	2,861,511
Convertible notes	48,664,012	43,029,834
Lease liabilities	390,409	444,714
Total non-current liabilities	136,261,798	106,201,178	63,914,298
Total liabilities	304,299,653	236,811,887	180,372,431
EQUITY
Equity attributable to owners of the parent	67,743,242	46,179,395	47,301,863
Non-controlling interests	22,547,062	14,570,087	14,793,003
Total equity	90,290,304	60,749,482	62,094,866
Total equity and liabilities	$ 394,589,957	$ 297,561,369	$ 242,467,297